Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	€ 340	€ 10,112
Accrued liabilities	18,492	10,581
Total	€ 18,832	€ 20,693